Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adjustment [Member]	Other Comprehensive Income (Loss) [Member]	Other Comprehensive Income (Loss) [Member] Adjustment [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Adjustment [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2019	$ (118,529)	$ (118,529)	$ 0	$ 7	$ 14,236	$ 14,229	$ (132,686)	$ (132,686)	$ (79)	$ (79)		$ 254,460	$ 254,460
Beginning balance (in Shares) at Dec. 31, 2019			8,076,275	73,168,297							30,680,373	277,953,717
Retroactive application of Exchange Ratio			$ 7		(7)
Retroactive application of Exchange Ratio (in Shares)			65,092,022								247,273,344
Net loss	(55,005)						(55,005)
Exercise of stock options	$ 978		$ 1		977
Exercise of stock options (in Shares)	2,771,051		2,771,051
Stock-based compensation	$ 4,218				4,218
Exchange of preferred stock warrants for common stock warrants	496
Issuance of stock for acquisition
Issuance of stock for acquisition (in Shares)			2,470,814
Issuance of redeemable preferred stock, value											$ 20,500
Issuance of redeemable preferred stock, share											5,890,047
Issuance of common stock warrant	496				496
Other comprehensive income	1,134								1,134
Ending balance at Dec. 31, 2020	(166,708)		$ 8		19,920		(187,691)		1,055				274,960
Ending balance (in Shares) at Dec. 31, 2020			78,410,162								283,843,764
Net loss	(117,320)						(117,320)
Exercise of stock options	$ 3,122				3,122
Exercise of stock options (in Shares)	3,708,786		3,688,836
Stock-based compensation	$ 33,108				33,108
Exercise of preferred stock warrants	6,514				6,514
Exercise of preferred stock warrants (in Shares)											817,981
Exchange of preferred stock warrants for common stock warrants	2,975				2,975
Conversion of public warrants for common stock	35				35
Conversion of public warrants for common stock, shares			2,180
Conversion of redeemable convertible preferred stock to common stock	274,961		$ 29		274,932						$ (274,960)
Conversion of redeemable convertible preferred stock to common stock (in Shares)			284,661,745								(284,661,745)
Issuance of stock for acquisition	11,568				11,568
Issuance of stock for acquisition (in Shares)			853,306
Reverse recapitalization, net of transaction costs	649,940		$ 8		649,932
Reverse recapitalization, net of transaction costs (in Shares)			81,685,363
Common stock issued upon exercise of warrants (in Shares)			878,887
Other comprehensive income	253								253
Ending balance at Dec. 31, 2021	$ 698,448		$ 45		$ 1,002,106		$ (305,011)		$ 1,308				$ 0
Ending balance (in Shares) at Dec. 31, 2021	447,919,591		450,180,479								0